Other current liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other current liabilities
14.	Other current liabilities
Other current liabilities consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Income tax liability	4,298	—
Payroll tax	3,426	1,760
Accrual for vacation	806	607
Accrued bonuses	680	—
Other liabilities	156	185

Total	9,366	2,552

Other current liabilities are
non-interest-bearing
and are due within one year. The carrying amounts of other current liabilities represents fair values due to their short-term nature.